UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C.  20549

                                    FORM N-Q
  QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT
                                   COMPANIES




                                    811-7129
                      (Investment Company Act File Number)


                    Federated Managed Allocation Portfolios
        _______________________________________________________________

               (Exact Name of Registrant as Specified in Charter)



                           Federated Investors Funds
                              5800 Corporate Drive
                      Pittsburgh, Pennsylvania 15237-7000


                                 (412) 288-1900
                        (Registrant's Telephone Number)


                           John W. McGonigle, Esquire
                           Federated Investors Tower
                              1001 Liberty Avenue
                      Pittsburgh, Pennsylvania 15222-3779
                    (Name and Address of Agent for Service)
               (Notices should be sent to the Agent for Service)






                       Date of Fiscal Year End:  11/30/06


                Date of Reporting Period:  Quarter ended 8/31/06








ITEM 1.     SCHEDULE OF INVESTMENTS





FEDERATED BALANCED ALLOCATION FUND
PORTFOLIO OF INVESTMENTS
August 31, 2006 (unaudited)

    SHARES OR                                                                                VALUE
    PRINCIPAL
    AMOUNT
               MUTUAL FUNDS-98.8%1
      237,634  Federated American Leaders Fund Inc., Class A Shares                          $  5,845,784
      220,582  Federated Capital Appreciation Fund Class A Shares                               5,852,051
      589,172  Federated Intermediate Corporate Bond Fund, IS Shares                            5,844,584
    1,027,248  Federated Kaufmann Fund, Class A Shares                                          5,865,588
                  TOTAL MUTUAL FUNDS (IDENTIFIED COST $23,180,000)                             23,408,007
               REPURCHASE AGREEMENT--1.3%
  $   296,000  Interest in $3,000,000,000 joint repurchase agreement 5.29%,
               dated 8/31/2006, under which Bank of                                               296,000
               America N.A. will repurchase U.S. Government Agency
               securities with various maturities to 5/1/2035
               for $3,000,440,833 on 9/1/2006.  The market value of the
               underlying securities at the end of the
               period was $3,060,000,000. (AT COST)
                  TOTAL INVESTMENTS-100.1%                                                     23,704,007
                  (IDENTIFIED COST $23,476,000)2
                  OTHER ASSETS AND LIABILITIES-NET-(0.1)%                                        (18,050)
                  TOTAL NET ASSETS-100%                                                      $ 23,685,957

1    Affiliated companies.

2 At August 31, 2006, the cost of investments for federal tax purposes was $23,476,000. The net unrealized appreciation of investments for federal tax purposes was $228,007. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $353,420 and net unrealized depreciation from investments for those securities having an excess of cost over value of $125,413.

Note: The categories of investments are shown as a percentage of total net assets at August 31, 2006.


INVESTMENT VALUATION
Domestic and foreign equity securities are valued at the last sale price or official closing price reported in the market in which they are primarily traded (either a national securities exchange or the over-the-counter market), if available. If unavailable, the security is generally valued at the mean between the last closing bid and asked prices. With respect to valuation of foreign securities, trading in foreign cities may be completed at times which vary from the closing of the New York Stock Exchange (NYSE). Therefore, foreign securities are valued at the latest closing price on the exchange on which they are traded immediately prior to the closing of the NYSE. Foreign securities quoted in foreign currencies are translated in U.S. dollars at the foreign exchange rate in effect at 4:00 p.m., Eastern Time, on the day the value of the foreign security is determined. The Fund generally values fixed income and short-term securities according to prices furnished by an independent pricing service, except that securities with remaining maturities of less than 60 days at the time of purchase may be valued at amortized cost, which approximates fair market value. For mortgage-backed securities, prices furnished by the independent pricing service are based on the aggregate investment value of the projected cash flows to be generated by the security. For U.S. Treasury and agency securities, the prices furnished by an independent pricing service are intended to be indicative of the bid prices currently offered to institutional investors for the securities. Municipal bonds are valued by an independent pricing service, taking into consideration yield, liquidity, risk, credit quality, coupon, maturity, type of issue, and any other factors or market data the pricing service deems relevant. Prices furnished by an independent pricing service for municipal bonds are intended to be indicative of the bid prices currently offered to institutional investors for the securities. For other fixed-income securities, prices furnished by an independent pricing service are intended to be indicative of the mean between the bid and asked prices currently offered to institutional investors for the securities. Investments in other open-end regulated investment companies are valued at net asset value. Securities for which no quotations are readily available or whose values have been affected by a significant event occurring between the close of their primary markets and the closing of the NYSE are valued at fair value as determined in accordance with procedures established by and under general supervision of the Board of Trustees.
    Pursuant to section 12(d)(1)(g) of the Investment Company Act of 1940 (the "Act"), the Fund may also invest in the following open-end management companies (Fund Investments), registered under the Act which are managed by Federated Equity Management Company of Pennsylvania or its affiliates.

FUND                                                   INVESTMENT OBJECTIVE
Federated American Leaders Fund, Inc., Class A Shares  To seek growth of capital
(American Leaders)                                     and income.
Federated Capital Appreciation Fund, Class A Shares    To provide capital
(Capital Appreciation)                                 appreciation.
Federated Intermediate Corporate Bond Fund, IS Shares  To provide current
(Intermediate Corporate Bond)                          income.
Federated Kaufmann Fund, Class A Shares                To provide capital
(Kaufmann)                                             appreciation.


Income distributions from American Leaders are declared and paid quarterly. Income distributions from Capital Appreciation and Kaufmann are declared and paid annually. Income distributions from Intermediate Corporate Bond are declared daily and paid monthly. All income distributions are recorded by the Fund as dividend income. Capital gain distributions of the Fund Investments, if any, are declared and paid annually, and are recorded by the Fund as capital gains received. The performance of the Fund is directly affected by the performance of the Fund Investments. A copy of each Fund Investment's financial statements is available on the EDGAR Database on the SEC's website at www.sec.gov, at the Commission's public reference room in Washington, DC or upon request from the Fund by calling 1-800-341-7400.





FEDERATED CONSERVATIVE ALLOCATION FUND
PORTFOLIO OF INVESTMENTS
August 31, 2006 (unaudited)

  SHARES OR PRINCIPAL AMOUNT                                                             VALUE


               MUTUAL FUNDS-98.9%1
    2,505,817  Capital Appreciation Core Fund                                            $ 31,952,377
       21,431  Emerging Markets Fixed Income Core Fund                                        425,910
      858,535  Federated Intermediate Corporate Bond Fund, IS Shares                        8,516,666
      152,487  Federated International Bond Fund, Class A Shares                            1,652,955
      246,116  Federated International Capital Appreciation Fund, Class A Shares            2,918,939
    1,681,549  Federated Mortgage Core Portfolio                                           16,529,623
      648,672  Federated U.S. Government Bond Fund                                          7,226,207
      486,333  Federated U.S. Government Securities Fund 2-5 Years, IS Shares               5,286,439
      326,765  High Yield Bond Portfolio                                                    2,182,793
                  TOTAL MUTUAL FUNDS                                                       76,691,909
                   (IDENTIFIED COST $68,717,822)
               REPURCHASE AGREEMENT--0.9%
  $   702,000  Interest in $3,000,000,000 joint repurchase agreement 5.29%,
               dated 8/31/2006 under which Bank of                                            702,000
               America N.A., will repurchase U.S. Government Agency securities with various maturities to 5/1/2035
               for $3,000,440,833 on 9/1/2006.  The market value of the
               underlying securities at the end of the
               period was $3,060,000,000. (AT COST)
                  TOTAL INVESTMENTS-99.8%                                                  77,393,909
                   (IDENTIFIED COST $69,419,822)2
                  OTHER ASSETS AND LIABILITIES---NET-0.2%                                     116,506
                  TOTAL NET ASSETS---100%                                                $ 77,510,415

1    Affiliated companies.

2 At August 31, 2006, the cost of investments for federal tax purposes was $76,446,821. The net unrealized appreciation of investments for federal tax purposes excluding any unrealized appreciation\depreciation resulting from changes in foreign currency exchange rates was $7,974,087. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $8,356,331 and net unrealized depreciation from investments for those securities having an excess of cost over value of $382,244.


Note:         The categories of investments are shown as a percentage of total net assets at August 31, 2006.

INVESTMENT VALUATION
Domestic and foreign equity securities are valued at the last sale price or official closing price reported in the market in which they are primarily traded (either a national securities exchange or the over-the-counter market), if available. If unavailable, the security is generally valued at the mean between the last closing bid and asked prices. With respect to valuation of foreign securities, trading in foreign cities may be completed at times which vary from the closing of the New York Stock Exchange (NYSE). Therefore, foreign securities are valued at the latest closing price on the exchange on which they are traded immediately prior to the closing of the NYSE. Foreign securities quoted in foreign currencies are translated in U.S. dollars at the foreign exchange rate in effect at 4:00 p.m., Eastern Time, on the day the value of the foreign security is determined. The Fund generally values fixed income and short-term securities according to prices furnished by an independent pricing service, except that securities with remaining maturities of less than 60 days at the time of purchase may be valued at amortized cost, which approximate fair market value. For mortgage-backed securities, prices furnished by the independent pricing service are based on the aggregate investment value of the projected cash flows to be generated by the security. For U.S. Treasury and agency securities, prices furnished by an independent pricing service are intended to be indicative of the bid prices currently offered to institutional investors for the securities. Municipal bonds are valued by an independent pricing service, taking into consideration yield, liquidity, risk, credit quality, coupon, maturity, type of issue, and any other factors or market data the pricing service deems relevant. For mortgage-backed securities, prices furnished by the independent pricing service are based on the aggregate investment value of the projected cash flow to be generated by the security. For other fixed-income securities, prices furnished by an independent pricing service are intended to be indicative of the mean between the bid and asked prices currently offered to institutional investors for the securities. Prices furnished by an independent pricing service for municipal bonds are intended to be indicative of the bid prices currently offered to institutional investors for the securities. For other fixed-income securities, prices furnished by an independent pricing service are intended to be indicative of the mean between the bid and asked prices currently offered to institutional investors for the securities. Investments in other open-end regulated investment companies are valued at net asset value. Securities for which no quotations are readily available or whose values have been affected by a significant event occurring between the close of their primary markets and the closing of the NYSE are valued at fair value as determined in accordance with procedures established by and under general supervision of the Board of Trustees.

Pursuant to an Exemptive Order issued by the Securities Exchange
Commission (SEC), the Fund may also invest in the following open-end management companies (Fund Investments), registered under the Investment Company Act of 1940 (the "Act") which are managed by
Federated Equity Management Company of Pennsylvania or its affiliates.

Fund                                                          Investment
                                                              Objective

Federated Intermediate Corporate Bond Fund, IS Shares         To provide current
  (Intermediate Corporate Bond)                               income.



Federated International Bond Fund, Class A Shares             To obtain total
    (International Bond)                                      return.


Federated International Capital Appreciation Fund, Class      To provide long-
A Shares (International Capital Appreciation)                 term growth of
                                                              capital.


Federated Mortgage Core Portfolio (Mortgage Core)             To provide total
                                                              return.

Federated U.S. Government Securities Fund 2-5 Years, IS       To provide current
    Shares  (Gov 2-5)                                         income.


Federated U.S. Government Bond Fund (Government Bond)         To pursue total
                                                              return.
High Yield Bond Portfolio (HYCORE)                            To seek high
                                                              income.


Income distributions from Intermediate Corporate Bond, Mortgage Core, Gov 2-5, Government Bond and HYCORE are declared daily and paid monthly. Income distributions from International Bond and International Capital Appreciation are declared and paid annually. All income distributions are recorded by the Fund as dividend income. Capital gain distributions of the Fund Investments, if any, are declared and paid annually, and are recorded by the Fund as capital gains received. The performance of the Fund is directly affected by the performance of the Fund Investments. A copy of each Fund Investment's financial statements is available on the EDGAR Database on the SEC's website at www.sec.gov, at the Commission's public reference room in Washington, DC or upon request from the Fund by calling 1-800-341-7400.

Pursuant to a separate Exemptive Order issued by the SEC, the Fund may invest in the following portfolios (Portfolios) of Core Trust
II, a limited partnership registered under the Act which is managed by Federated Investment Counseling, an affiliate of the
Adviser:

Fund                                             Investment Objective

Capital Appreciation Core Fund (Capital Core)    To provide capital
                                                 appreciation.
Emerging Markets Fixed Income Core Fund (EMCORE) To achieve total return and secondarily high current
                                                 income.


The Fund records daily its proportionate share of income, expenses, unrealized gains and losses and realized gains and losses from the Portfolios. The performance of the Fund is directly affected by the performance of the Portfolios. A copy of each Portfolio's financial statements is available on the EDGAR Database on the SEC's website, at the Commission's public reference room in Washington, DC or upon request from the Fund by calling 1-800-341-7400.






FEDERATED GROWTH ALLOCATION FUND
PORTFOLIO OF INVESTMENTS
August 31, 2006 (unaudited)

  SHARES OR PRINCIPAL     VALUE
  AMOUNT

               MUTUAL FUNDS -96.9%1
    3,913,632  Capital Appreciation Core Fund                                        $ 49,903,811
        3,595  Emerging Markets Fixed-Income Core Fund                                     71,441
      143,861  Federated Intermediate Corporate Bond Fund, IS Shares                    1,427,105
       25,553  Federated International Bond Fund, Class A Shares                          276,995
      385,586  Federated International Capital Appreciation Fund, Class A Shares        4,573,049
      281,847  Federated Mortgage Core Portfolio                                        2,770,560
      108,671  Federated U.S. Government Bond Fund                                      1,210,594
       81,594  Federated U.S. Government Securities Fund 2-5 Years, IS Shares             886,926
       54,803  High Yield Bond Portfolio                                                  366,085
                   TOTAL MUTUAL FUNDS                                                  61,486,566
                   (IDENTIFIED COST $48,958,804)
               REPURCHASE AGREEMENT--3.2%
  $ 2,003,000  Interest in $3,000,000,000 joint repurchase agreement 5.290%,
               dated 8/31/2006 under which Bank of                                      2,003,000
               America N.A. will repurchase U.S. Government Agency securities with various maturities to 5/1/2035
               for $3,000,440,833 on 9/1/2006 The market value of the underlying securities at the end of the period
               was $3,060,000,000.  (AT COST)
                   TOTAL INVESTMENTS - 100.1%                                          63,489,566
                   (IDENTIFIED COST $50,961,804)2
                   OTHER ASSETS AND LIABILITIES - NET - (0.1)%                           (44,556)
                   TOTAL NET ASSETS - 100%                                           $ 63,445,010

1    Affiliated companies.

2 At August 31, 2006 the cost of investments for federal tax purposes was $50,961,804. The net unrealized appreciation of investments for federal tax purposes excluding any unrealized appreciation/depreciation resulting from changes in foreign currency exchange rates was $12,527,762. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $12,564,728 and net unrealized depreciation from investments for those securities having an excess of cost over value of $36,966.


Note: The categories of investments are shown as a percentage of total net assets at August 31, 2006.


INVESTMENT VALUATION
Domestic and foreign equity securities are valued at the last sale price or official closing price reported in the market in which they are primarily traded (either a national securities exchange or the over-the-counter market), if available. If unavailable, the security is generally valued at the mean between the last closing bid and asked prices. With respect to valuation of foreign securities, trading in foreign cities may be completed at times which vary from the closing of the New York Stock Exchange (NYSE). Therefore, foreign securities are valued at the latest closing price on the exchange on which they are traded immediately prior to the closing of the NYSE. Foreign securities quoted in foreign currencies are translated in U.S. dollars at the foreign exchange rate in effect at 4:00 p.m., Eastern Time, on the day the value of the foreign security is determined. The Fund generally values fixed income and short-term securities according to prices furnished by an independent pricing service, except that securities with remaining maturities of less than 60 days at the time of purchase may be valued at amortized cost, which approximates fair market value. For mortgage-backed securities, prices furnished by the independent pricing service are based on the aggregate investment value of the projected cash flows to be generated by the security. For U.S. Treasury and agency securities, the prices furnished by an independent pricing service are intended to be indicative of the bid prices currently offered to institutional investors for the securities. Municipal bonds are valued by an independent pricing service, taking into consideration yield, liquidity, risk, credit quality, coupon, maturity, type of issue, and any other factors or market data the pricing service deems relevant. Prices furnished by an independent pricing service for municipal bonds are intended to be indicative of the bid prices currently offered to institutional investors for the securities. For other fixed-income securities, prices furnished by an independent pricing service are intended to be indicative of the mean between the bid and asked prices currently offered to institutional investors for the securities. Investments in other open-end regulated investment companies are valued at net asset value. Securities for which no quotations are readily available or whose values have been affected by a significant event occurring between the close of their primary markets and the closing of the NYSE are valued at fair value as determined in accordance with procedures established by and under general supervision of the Board of Trustees.

   Pursuant to an Exemptive Order issued by the Securities Exchange Commission
(SEC), the Fund may also invest in the following open-end management companies ("Fund Investments"), registered under the Investment Company Act of 1940 (the "Act") which are managed by Federated Equity Management Company of Pennsylvania or its affiliates.

Fund                                                                                              INVESTMENT OBJECTIVE
Federated Intermediate Corporate Bond Fund,  IS Shares (Intermediate Corporate Bond)              To provide current income.
Federated International Bond Fund, Class A Shares (International Bond)                            To obtain total return.
Federated International Capital Appreciation Fund, Class A Shares (International Capital          To provide long-term growth of
Appreciation)                                                                                     capital.
Federated Mortgage Core Portfolio (Mortgage Core)                                                 To provide total return.
Federated U.S. Government Bond Fund (Government Bond)                                             To pursue total return.
Federated U.S. Government Securities Fund: 2-5 Years, IS Shares (Gov 2-5)                         To provide current income.
High Yield Bond Portfolio (HYCORE)                                                                To seek high current income.

Income distributions from Intermediate Corporate Bond, Mortgage Core, Gov 2-5, Government Bond and HYCORE are declared daily and paid monthly. Income distributions from International Bond and International Capital Appreciation are declared and paid annually. All income distributions are recorded by the Fund as dividend income. Capital gain distributions of the Fund Investments, if any, are declared and paid annually, and are recorded by the Fund as capital gains received. The performance of the Fund is directly affected by the performance of the Fund Investments. A copy of each Fund Investment's financial statements is available on the EDGAR Database on the SEC's website at www.sec.gov, at the Commission's public reference room in Washington, DC or upon request from the Fund by calling 1-800-341-7400.

   Pursuant to a separate Exemptive Order issued by the SEC, the Fund may also invest in the following portfolios (Portfolios) of Core Trust II, a limited partnership registered under the Act which is managed by Federated Investment Counseling, an affiliate of the Adviser:


FUND                                          Investment Objective

Capital Appreciation Core Fund (Capital Core) To provide capital appreciation.
Emerging Markets Fixed Income Core Fund       To achieve total return and
(EMCORE)                                      secondarily to achieve high
                                              current income.

The Fund records daily its proportionate share of income, expenses, unrealized gains and losses and realized gains and losses from the Portfolios. The performance of the Fund is directly affected by the performance of the Portfolios. A copy of each Portfolio's financial statements is available on the EDGAR Database on the SEC's website, at the Commission's public reference room in Washington, DC or upon request from the Fund by calling 1-800-341-7400.







FEDERATED MODERATE ALLOCATION FUND
PORTFOLIO OF INVESTMENTS
August 31, 2006 (unaudited)

  SHARES OR PRINCIPAL AMOUNT     VALUE

               MUTUAL FUNDS--98.8%1
    5,083,710  Capital Appreciation Core Fund                                        $  64,823,810
       17,999  Emerging Markets Fixed Income Core Fund                                     357,705
      722,389  Federated Intermediate Corporate Bond Fund, IS Shares                     7,166,094
      128,256  Federated International Bond Fund, Class A Shares                         1,390,298
      484,563  Federated International Capital Appreciation Fund, Class A Shares         5,746,921
    1,415,111  Federated Mortgage Core Portfolio                                        13,910,537
      545,753  Federated U.S. Government Bond Fund                                       6,079,688
      409,601  Federated U.S. Government Securities Fund 2-5 Years, IS Shares            4,452,366
      275,032  High Yield Bond Portfolio                                                 1,837,214
                  TOTAL MUTUAL FUNDS                                                   105,764,633
                   (IDENTIFIED COST $89,355,545)
               REPURCHASE AGREEMENT--1.3%
  $ 1,414,000  Interest in $3,000,000,000 joint repurchase agreement 5.290%,
               dated 8/31/2006 under which Bank of                                   1,414,000
               America N.A. will repurchase U.S. Government Agency securities with various maturities to 5/1/2035
               for $3,000,440,833 on 9/1/2006.  The market value of the
               underlying securities at the end of the
               period was $3,060,000,000.  (AT COST)
                  TOTAL INVESTMENTS-100.1%                                             107,178,633
                   (IDENTIFIED COST $90,769,545 )2
                  OTHER ASSETS AND LIABILITIES---NET-(0.1)%                               (85,052)
                  TOTAL NET ASSETS---100%                                            $ 107,093,581

1    Affiliated companies.

2 At August 31, 2006, the cost of investments for federal tax purposes was $90,769,545. The net unrealized appreciation of investments for federal tax purposes excluding any unrealized appreciation/depreciation resulting from changes in foreign currency exchange rates was $16,409,088. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $16,710,154 and net unrealized depreciation from investments for those securities having an excess of cost over value of $301,066.



Note:         The categories of investments are shown as a percentage of total net assets at August 31, 2006.

INVESTMENT VALUATION
Domestic and foreign equity securities are valued at the last sale price or official closing price reported in the market in which they are primarily traded (either a national securities exchange or the over-the-counter market), if available. If unavailable, the security is generally valued at the mean between the last closing bid and asked prices. With respect to valuation of foreign securities, trading in foreign cities may be completed at times which vary from the closing of the New York Stock Exchange (NYSE). Therefore, foreign securities are valued at the latest closing price on the exchange on which they are traded immediately prior to the closing of the NYSE. Foreign securities quoted in foreign currencies are translated in U.S. dollars at the foreign exchange rate in effect at 4:00 p.m., Eastern Time, on the day the value of the foreign security is determined. The Fund generally values fixed income and short-term securities according to prices furnished by an independent pricing service, except that securities with remaining maturities of less than 60 days at the time of purchase may be valued at amortized cost, which approximates fair market value. For mortgage-backed securities, prices furnished by the independent pricing service are based on the aggregate investment value of the projected cash flows to be generated by the security. For U.S. Treasury and agency securities, the prices furnished by an independent pricing service are intended to be indicative of the bid prices currently offered to institutional investors for the securities. Municipal bonds are valued by an independent pricing service, taking into consideration yield, liquidity, risk, credit quality, coupon, maturity, type of issue, and any other factors or market data the pricing service deems relevant. Prices furnished by an independent pricing service for municipal bonds are intended to be indicative of the bid prices currently offered to institutional investors for the securities. For other fixed-income securities, prices furnished by an independent pricing service are intended to be indicative of the mean between the bid and asked prices currently offered to institutional investors for the securities. Investments in other open-end regulated investment companies are valued at net asset value. Securities for which no quotations are readily available or whose values have been affected by a significant event occurring between the close of their primary markets and the closing of the NYSE are valued at fair value as determined in accordance with procedures established by and under general supervision of the Board of Trustees.

   Pursuant to an Exemptive Order issued by the Securities Exchange Commission
(SEC), the Fund may also invest in the following open-end management companies ("Fund Investments"), registered under the Investment Company Act of 1940 (the "Act") which are managed by Federated Equity Management Company of Pennsylvania or its affiliates.

Fund                                                                                              INVESTMENT OBJECTIVE
Federated Intermediate Corporate Bond Fund,  IS Shares (Intermediate Corporate Bond)              To provide current income.
Federated International Bond Fund, Class A Shares (International Bond)                            To obtain total return.
Federated International Capital Appreciation Fund, Class A Shares (International Capital          To provide long-term growth of
Appreciation)                                                                                     capital.
Federated Mortgage Core Portfolio (Mortgage Core)                                                 To provide total return.
Federated U.S. Government Bond Fund (Government Bond)                                             To pursue total return.
Federated U.S. Government Securities Fund: 2-5 Years, IS Shares (Gov 2-5)                         To provide current income.
High Yield Bond Portfolio (HYCORE)                                                                To seek high current income.

Income distributions from Intermediate Corporate Bond, Mortgage Core, Gov 2-5, Government Bond and HYCORE are declared daily and paid monthly. Income distributions from International Bond and International Capital Appreciation are declared and paid annually. All income distributions are recorded by the Fund as dividend income. Capital gain distributions of the Fund Investments, if any, are declared and paid annually, and are recorded by the Fund as capital gains received. The performance of the Fund is directly affected by the performance of the Fund Investments. A copy of each Fund Investment's financial statements is available on the EDGAR Database on the SEC's website at www.sec.gov, at the Commission's public reference room in Washington, DC or upon request from the Fund by calling 1-800-341-7400.

   Pursuant to a separate Exemptive Order issued by the SEC, the Fund may also invest in the following portfolios (Portfolios) of Core Trust II, a limited partnership registered under the Act which is managed by Federated Investment Counseling, an affiliate of the Adviser:


FUND                                          Investment Objective

Capital Appreciation Core Fund (Capital Core) To provide capital appreciation.
Emerging Markets Fixed Income Core Fund       To achieve total return and
(EMCORE)                                      secondarily to achieve high
                                              current income.

The Fund records daily its proportionate share of income, expenses, unrealized gains and losses and realized gains and losses from the Portfolios. The performance of the Fund is directly affected by the performance of the Portfolios. A copy of each Portfolio's financial statements is available on the EDGAR Database on the SEC's website, at the Commission's public reference room in Washington, DC or upon request from the Fund by calling 1-800-341-7400.




  PRINCIPAL     VALUE
  AMOUNT
  OR SHARES




FEDERATED TARGET ETF FUND 2015
PORTFOLIO OF INVESTMENTS
August 31, 2006 (unaudited)

  SHARES     VALUE

      STOCK ETFS-62.9%
      DOMESTIC STOCK ETFS-44.0%
 445  iShares S&P 500 Index Fund                                      $  58,237
  70  iShares S&P MidCap 400 Index Fund                                   5,249
  45  iShares S&P SmallCap 600 Index Fund                                 2,740
         TOTAL DOMESTIC STOCK ETFS                                       66,226
      FOREIGN STOCK ETFS -18.9%
 420  iShares MSCI EAFE Index Fund                                       28,392
         TOTAL STOCK ETFS (IDENTIFIED COST $95,035)                      94,618
      BOND ETFS -35.0%
 530  iShares Lehman Aggregate Bond Fund (IDENTIFIED COST $52,291)       52,761
         TOTAL INVESTMENTS-97.9%                                        147,379
         (IDENTIFIED COST $147,326)1
         OTHER ASSETS AND LIABILITIES-NET-2.1%                            3,180
         TOTAL NET ASSETS -100%                                       $ 150,559

1 At August 31, 2006, the cost of investments for federal tax purposes was $147,326. The net unrealized appreciation of investments for federal tax purposes was $53. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $765 and net unrealized depreciation from investments for those securities having an excess of cost over value of $712.


Note: The categories of investments are shown as a percentage of total net assets at August 31, 2006.


INVESTMENT VALUATION
Domestic and foreign equity securities (including shares of ETFs) are valued at the last sale price or official closing price reported in the market in which they are primarily traded (either a national securities exchange or the over-the-counter market), if available. If unavailable, the security is generally valued at the mean between the last closing bid and asked prices. With respect to valuation of foreign securities, trading in foreign cities may be completed at times which vary from the closing of the New York Stock Exchange (NYSE). Therefore, foreign securities are valued at the latest closing price on the exchange on which they are traded immediately prior to the closing of the NYSE. Foreign securities quoted in foreign currencies are translated in U.S. dollars at the foreign exchange rate in effect at 4:00 p.m., Eastern Time, on the day the value of the foreign security is determined. The Fund generally values fixed-income and short-term securities according to prices furnished by an independent pricing service, except that securities with remaining maturities of less than 60 days at the time of purchase may be valued at amortized cost, which approximates fair market value. For mortgage-backed securities, prices furnished by the independent pricing service are based on the aggregate investment value of the projected cash flows to be generated by the security. For U.S. Treasury and agency securities, prices furnished by an independent pricing service are intended to be indicative of the bid prices currently offered to institutional investors for the securities. Municipal bonds are valued by an independent pricing service, taking into consideration yield, liquidity, risk, credit quality, coupon, maturity, type of issue, and any other factors or market data the pricing service deems relevant. Prices furnished by an independent pricing service for municipal bonds are intended to be indicative of the bid prices currently offered to institutional investors for the securities. For other fixed-income securities, prices furnished by an independent pricing service are intended to be indicative of the mean between the bid and asked prices currently offered to institutional investors for the securities. Investments in other open-end regulated investment companies are valued at net asset value. Securities for which no quotations are readily availiable or whose values have been affected by a significant event occurring between the close of their primary markets and the closing of the NYSE are valued at fair value as determined in accordance with procedures established by and under general supervision of the Board of Trustees.




  PRINCIPAL     VALUE
  AMOUNT
  OR SHARES




FEDERATED TARGET ETF FUND 2025
PORTFOLIO OF INVESTMENTS
August 31, 2006 (unaudited)

  SHARES OR PRINCIPAL AMOUNT     VALUE

            STOCK ETFS-79.1%
            DOMESTIC STOCK ETFS-55.6%
     1,150  iShares S&P 500 Index Fund                                           $  150,501
       185  iShares S&P MidCap 400 Index Fund                                        13,871
       110  iShares S&P SmallCap 600 Index Fund                                       6,697
               TOTAL DOMESTIC STOCK ETFS                                            171,069
            FOREIGN STOCK ETFS -23.5%
     1,070  iShares MSCI EAFE Index Fund                                             72,332
               TOTAL STOCK ETFS (IDENTIFIED COST $240,919)                          243,401
            BOND ETFS -18.7%
       580  iShares Lehman Aggregate Bond Fund (IDENTIFIED COST $56,980)             57,739
            REPURCHASE AGREEMENTS --25.7%
  $ 29,000  Interest in $3,000,000,000 joint repurchase agreement 5.29%,
            dated 8/31/2006, under which Bank of America                             29,000
            N.A. will repurchase U.S. Government Agency securities
            with various maturities to 5/1/2035 for
            $3,000,440,833 on 9/1/2006. The market value of the
            underlying securities at the end of the period was
            $3,060,000,000.
    25,000  Interest in $2,000,000,000 joint repurchase agreement 5.29%,
            dated 8/31/2006, under which Barclays                                    25,000
            Capital, Inc. will repurchase U.S. Government Agency
            securities with various maturities to 8/6/2038 for
            $2,000,293,889 on 9/1/2006. The market value of the
            underlying securities at the end of the period was
            $2,040,000,918.
    25,000  Interest in $2,000,000,000 joint repurchase agreement 5.29%,
            dated 8/31/2006, under which Deutsche Bank                               25,000
            Securities, Inc. will repurchase U.S. Government Agency
            securities with various maturities to 7/1/2036 for
            $2,000,293,889 on 9/1/2006. The market value of the
            underlying securities at the end of the period was
            $2,052,692,528.
               TOTAL REPURCHASE AGREEMENTS (AT COST)                                 79,000
               TOTAL INVESTMENTS ---123.5%                                          380,140
               (IDENTIFIED COST $376,899)1
               OTHER ASSETS AND LIABILITIES-NET-(23.5)%                            (72,436)
               TOTAL NET ASSETS-100%                                             $  307,704

1 At August 31, 2006, the cost of investments for federal tax purposes was $376,899. The net unrealized appreciation of investments for federal tax purposes was $3,241. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $3,872 and net unrealized depreciation from investments for those securities having an excess of cost over value of $631.


Note: The categories of investments are shown as a percentage of total net assets at August 31, 2006.


INVESTMENT VALUATION
Domestic and foreign equity securities (including shares of ETFs) are valued at the last sale price or official closing price reported in the market in which they are primarily traded (either a national securities exchange or the over-the-counter market), if available. If unavailable, the security is generally valued at the mean between the last closing bid and asked prices. With respect to valuation of foreign securities, trading in foreign cities may be completed at times which vary from the closing of the New York Stock Exchange (NYSE). Therefore, foreign securities are valued at the latest closing price on the exchange on which they are traded immediately prior to the closing of the NYSE. Foreign securities quoted in foreign currencies are translated in U.S. dollars at the foreign exchange rate in effect at 4:00 p.m., Eastern Time, on the day the value of the foreign security is determined. The Fund generally values fixed-income and short-term securities according to prices furnished by an independent pricing service, except that securities with remaining maturities of less than 60 days at the time of purchase may be valued at amortized cost, which approximates fair market value. For mortgage-backed securities, prices furnished by the independent pricing service are based on the aggregate investment value of the projected cash flows to be generated by the security. For U.S. Treasury and agency securities, prices furnished by an independent pricing service are intended to be indicative of the bid prices currently offered to institutional investors for the securities. Municipal bonds are valued by an independent pricing service, taking into consideration yield, liquidity, risk, credit quality, coupon, maturity, type of issue, and any other factors or market data the pricing service deems relevant. Prices furnished by an independent pricing service for municipal bonds are intended to be indicative of the bid prices currently offered to institutional investors for the securities. For other fixed-income securities, prices furnished by an independent pricing service are intended to be indicative of the mean between the bid and asked prices currently offered to institutional investors for the securities. Investments in other open-end regulated investment companies are valued at net asset value. Securities for which no quotations are readily availiable or whose values have been affected by a significant event occurring between the close of their primary markets and the closing of the NYSE are valued at fair value as determined in accordance with procedures established by and under general supervision of the Board of Trustees.










FEDERATED TARGET ETF FUND 2035
PORTFOLIO OF INVESTMENTS
August 31, 2006 (unaudited)

  SHARES OR PRINCIPAL     VALUE
  AMOUNT

            STOCK ETFS-89.1%
            DOMESTIC STOCK ETFS-62.9%
       960  iShares S&P 500 Index Fund                                           $  125,635
       150  iShares S&P MidCap 400 Index Fund                                        11,247
        95  iShares S&P SmallCap 600 Index Fund                                       5,784
               TOTAL DOMESTIC STOCK ETFS                                            142,666
            FOREIGN STOCK ETFS -26.2%
       880  iShares MSCI EAFE Index Fund                                             59,488
               TOTAL STOCK ETFS (IDENTIFIED COST $201,068)                          202,154
            BOND ETFS -9.2%
       210  iShares Lehman Aggregate Bond Fund (IDENTIFIED COST $20,638)             20,905
            REPURCHASE AGREEMENTS --24.7%
  $ 26,000  Interest in $3,000,000,000 joint repurchase agreement 5.29%,
            dated 8/31/2006, under which Bank of America                             26,000
            N.A. will repurchase U.S. Government Agency securities
            with various maturities to 5/1/2035 for
            $3,000,440,833 on 9/1/2006. The market value of the underlying securities at the end of the period was
            $3,060,000,000.
    15,000  Interest in $2,000,000,000 joint repurchase agreement 5.29%,
            dated 8/31/2006, under which Barclays                                    15,000
            Capital, Inc. will repurchase U.S. Government Agency
            securities with various maturities to 8/6/2038 for
            $2,000,293,889 on 9/1/2006. The market value of the
            underlying securities at the end of the period was
            $2,040,000,918.
    15,000  Interest in $2,000,000,000 joint repurchase agreement 5.29%,
            dated 8/31/2006, under which Deutsche Bank                               15,000
            Securities, Inc. will repurchase U.S. Government Agency
            securities with various maturities to 7/1/2036 for
            $2,000,293,889 on 9/1/2006. The market value of the
            underlying securities at the end of the period was
            $2,052,692,528.
               TOTAL REPURCHASE AGREEMENTS (AT COST)                                 56,000
               TOTAL INVESTMENTS ---123.0%                                          279,059
               (IDENTIFIED COST $277,706)
               OTHER ASSETS AND LIABILITIES-NET-(23.0)%                            (52,151)
               TOTAL NET ASSETS-100%                                             $  226,908


1 At August 31, 2006, the cost of investments for federal tax purposes was $277,706. The net unrealized appreciation of investments for federal tax purposes was $1,353. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $2,056 and net unrealized depreciation from investments for those securities having an excess of cost over value of $703.


Note: The categories of investments are shown as a percentage of total net assets at August 31, 2006.


INVESTMENT VALUATION
Domestic and foreign equity securities (including shares of ETFs) are valued at the last sale price or official closing price reported in the market in which they are primarily traded (either a national securities exchange or the over-the-counter market), if available. If unavailable, the security is generally valued at the mean between the last closing bid and asked prices. With respect to valuation of foreign securities, trading in foreign cities may be completed at times which vary from the closing of the New York Stock Exchange (NYSE). Therefore, foreign securities are valued at the latest closing price on the exchange on which they are traded immediately prior to the closing of the NYSE. Foreign securities quoted in foreign currencies are translated in U.S. dollars at the foreign exchange rate in effect at 4:00 p.m., Eastern Time, on the day the value of the foreign security is determined. The Fund generally values fixed-income and short-term securities according to prices furnished by an independent pricing service, except that securities with remaining maturities of less than 60 days at the time of purchase may be valued at amortized cost, which approximates fair market value. For mortgage-backed securities, prices furnished by the independent pricing service are based on the aggregate investment value of the projected cash flows to be generated by the security. For U.S. Treasury and agency securities, prices furnished by an independent pricing service are intended to be indicative of the bid prices currently offered to institutional investors for the securities. Municipal bonds are valued by an independent pricing service, taking into consideration yield, liquidity, risk, credit quality, coupon, maturity, type of issue, and any other factors or market data the pricing service deems relevant. Prices furnished by an independent pricing service for municipal bonds are intended to be indicative of the bid prices currently offered to institutional investors for the securities. For other fixed-income securities, prices furnished by an independent pricing service are intended to be indicative of the mean between the bid and asked prices currently offered to institutional investors for the securities. Investments in other open-end regulated investment companies are valued at net asset value. Securities for which no quotations are readily availiable or whose values have been affected by a significant event occurring between the close of their primary markets and the closing of the NYSE are valued at fair value as determined in accordance with procedures established by and under general supervision of the Board of Trustees.















ITEM 2.     CONTROLS AND PROCEDURES

(a) The registrant's Principal Executive Officer and Principal Financial Officer have concluded that the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3.     EXHIBITS






SIGNATURES

PURSUANT TO THE REQUIREMENTS OF THE SECURITIES EXCHANGE ACT OF 1934 AND THE INVESTMENT COMPANY ACT OF 1940, THE REGISTRANT HAS DULY CAUSED THIS REPORT TO BE SIGNED ON ITS BEHALF BY THE UNDERSIGNED, THEREUNTO DULY AUTHORIZED.

REGISTRANT  FEDERATED MANAGED ALLOCATION PORTFOLIOS

BY          /S/ RICHARD A. NOVAK
                RICHARD A. NOVAK, PRINCIPAL FINANCIAL OFFICER


DATE        October 20, 2006


PURSUANT TO THE REQUIREMENTS OF THE SECURITIES EXCHANGE ACT OF 1934 AND THE INVESTMENT COMPANY ACT OF 1940, THIS REPORT HAS BEEN SIGNED BELOW BY THE FOLLOWING PERSONS ON BEHALF OF THE REGISTRANT AND IN THE CAPACITIES AND ON THE DATES INDICATED.


BY          /S/ J. CHRISTOPHER DONAHUE
                J. CHRISTOPHER DONAHUE, PRINCIPAL EXECUTIVE OFFICER


DATE        October 17, 2006


BY          /S/ RICHARD A. NOVAK
                RICHARD A. NOVAK, PRINCIPAL FINANCIAL OFFICER


DATE        October 20, 2006